UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from July 1, 2026 to July 31, 2026

Commission File Numbers of issuing entity: 333-253034-01; 333-278415-01

Central Index Key Number of issuing entity: 0001844964

VERIZON MASTER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Numbers of depositor: 333-253034; 333-278415

Central Index Key Number of depositor: 0001836995

VERIZON ABS II LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Ronald Klein

908-559-5980

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

23-2259884

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey (Address of principal executive offices of the issuing entity)	07920 (Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2023-7, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2023-7, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2023-7, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-7, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-3, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-3, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-3, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-3, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-6, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-6, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-6, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-6, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-8, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-8, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-8, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-8, Fixed Rate Class C Notes	☐	☐	☒
Series 2025-1, Fixed Rate Class A Notes	☐	☐	☒
Series 2025-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2025-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2025-3, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2025-3, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2025-3, Fixed Rate Class B Notes	☐	☐	☒
Series 2025-3, Fixed Rate Class C Notes	☐	☐	☒
Series 2025-5, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2025-5, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2025-5, Fixed Rate Class B Notes	☐	☐	☒
Series 2025-5, Fixed Rate Class C Notes	☐	☐	☒
Series 2025-7, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2025-7, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2025-7, Fixed Rate Class B Notes	☐	☐	☒
Series 2025-7, Fixed Rate Class C Notes	☐	☐	☒
Series 2025-9, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2025-9, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2025-9, Fixed Rate Class B Notes	☐	☐	☒
Series 2025-9, Fixed Rate Class C Notes	☐	☐	☒
Series 2026-1, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2026-1, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2026-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2026-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2026-2, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2026-2, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2026-2, Fixed Rate Class B Notes	☐	☐	☒
Series 2026-2, Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Master Trust for the distribution period commencing on July 1, 2026 and ending on July 31, 2026 is set forth in the monthly investor reports relating to the August 20, 2026 distribution, which are attached to this Form 10-D as the Exhibits listed under Item 10 below.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Master Trust for the distribution period commencing on July 1, 2026 and ending on July 31, 2026. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on January 26, 2026 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Master Trust.

PART II — OTHER INFORMATION

Item 10. Exhibits.

Exhibit 99.1	Monthly investor report relating to the August 20, 2026 distribution (Verizon Master Trust).

Exhibit 99.2	Monthly investor report relating to the August 20, 2026 distribution (Verizon Master Trust Series 2023-7).

Exhibit 99.3	Monthly investor report relating to the August 20, 2026 distribution (Verizon Master Trust Series 2024-3).

Exhibit 99.4	Monthly investor report relating to the August 20, 2026 distribution (Verizon Master Trust Series 2024-6).

Exhibit 99.5	Monthly investor report relating to the August 20, 2026 distribution (Verizon Master Trust Series 2024-8).

Exhibit 99.6	Monthly investor report relating to the August 20, 2026 distribution (Verizon Master Trust Series 2025-1).

Exhibit 99.7	Monthly investor report relating to the August 20, 2026 distribution (Verizon Master Trust Series 2025-3).

Exhibit 99.8	Monthly investor report relating to the August 20, 2026 distribution (Verizon Master Trust Series 2025-5).

Exhibit 99.9	Monthly investor report relating to the August 20, 2026 distribution (Verizon Master Trust Series 2025-7).

Exhibit 99.10	Monthly investor report relating to the August 20, 2026 distribution (Verizon Master Trust Series 2025-9).

Exhibit 99.11	Monthly investor report relating to the August 20, 2026 distribution (Verizon Master Trust Series 2026-1).

Exhibit 99.12	Monthly investor report relating to the August 20, 2026 distribution (Verizon Master Trust Series 2026-2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: August 26, 2026

VERIZON MASTER TRUST
(Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Jon Ransegnola
Name: Jon Ransegnola
Title: Assistant Treasurer